THE AQR FUNDS

PROSPECTUS

April 28, 2010

CLASS L SHARES

AQR Momentum Fund

AQR Small Cap Momentum Fund

AQR International Momentum Fund

This prospectus contains important information about each Fund, including its investment objective, fees and expenses. For your benefit and protection, please read it before you invest and keep it for future reference. This prospectus relates only to the Class L Shares of each Fund.

Fund	Ticker Symbol
AQR Momentum Fund	AMOMX
AQR Small Cap Momentum Fund	ASMOX
AQR International Momentum Fund	AIMOX

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. In addition, your investment in any of the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in any of the Funds. The likelihood of loss may be greater if you invest for a shorter period of time.

FUND SUMMARY: AQR MOMENTUM FUND

INVESTMENT OBJECTIVE

The AQR Momentum Fund (the “Fund”) seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class L
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	None
Redemption Fee (as a percentage of amount redeemed or exchanged, only within 60 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class L
Management Fee	0.25%
Distribution (12b-1) fee	None
Other Expenses[1]	0.48%

Total Annual Fund Operating Expenses	0.73%
Less: Fee Waivers and/or Expense Reimbursements[2]	0.24%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.49%

[1]	Other expenses are estimated for the current fiscal year.
[2]

The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than 0.49% for Class L Shares, exclusive, among other items, of interest, taxes, dividend expense, borrowing costs, acquired fund fees and expenses, interest expenses relating to short sales, and extraordinary expenses (the “Fee Waiver Agreement”). This arrangement will continue at least through May 1, 2011. The Fee Waiver Agreement may only be terminated with the consent of the Board, including a majority of the Trustees of the Trust who are not “interested persons” of the Trust within the meaning of the 1940 Act.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class L Shares	$50	$201

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 163% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund will invest primarily in equity or equity-related securities (including, but not limited to, exchange traded funds, equity index futures, and depositary receipts) of large and mid-sized companies traded on a principal U.S. exchange or over-the-counter market that the Adviser determines to have positive Momentum. The Adviser considers a security to have positive Momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe (as described below) at the time of purchase. In assessing positive Momentum, the Adviser may also consider additional factors, such as the security’s return over the most recent month and other time periods. The criteria the Adviser uses for determining positive Momentum may change from time to time.

The Adviser uses a market capitalization approach to weight the securities in the Fund’s portfolio. In general, this means that a security’s weight in the portfolio at the time of purchase will be proportional to its market capitalization relative to the other securities in the portfolio. As of the date of this Prospectus, the Adviser considers large and mid-cap U.S. companies to be those companies in the top 90% of all publicly offered U.S. companies in terms of market capitalization, or those that are larger than the 1000th largest U.S. company, whichever is larger. The Adviser considers large cap U.S. companies to be those companies that typically have at least $5 billion in market capitalization, and mid cap U.S. companies to be those companies that typically have between $1.5 billion and $5 billion in market capitalization. The Adviser will periodically review these thresholds and make adjustments as necessary.

The Fund is expected to have annual turnover in excess of 100%. In light of this high level of turnover, the Adviser believes that effective management of transaction costs is essential. Transaction costs include commissions, bid-ask spreads, market impact and time delays (the time between the investment decision and implementation, during which a market may move for or against the Fund). The Adviser will seek to strike a balance between maintaining the desired exposure to positive Momentum while attempting to keep transaction costs reasonably low.

The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts and other types of equity-linked derivative instruments, as well as exchange-traded-funds and similar pooled investment vehicles to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to short-term investment funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

Common Stock Risk: Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Counterparty Risk: The Fund may enter into various types of derivative contracts. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Derivatives Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

High Portfolio Turnover Risk: To the extent that the Fund makes investments on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Mid Cap Securities Risk: The prices of securities of mid cap companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large cap companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession.

Momentum Style Risk: Investing in securities with positive Momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the Momentum style is out of favor, and during which the investment performance of a Fund using a Momentum strategy may suffer.

New Fund Risk: The Fund commenced operations on July 9, 2009. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders.

Securities Lending Risk: The Fund’s risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. In addition, the Fund is responsible for any loss that might result from its investment of the borrower’s collateral.

PERFORMANCE INFORMATION

As the AQR Momentum Fund commenced operations on July 9, 2009, full calendar year performance information is not available.

INVESTMENT MANAGER

The Fund’s investment manager is AQR Capital Management, LLC.

PORTFOLIO MANAGERS

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D	July 9, 2009	Managing and Founding Principal of the Adviser
Ronen Israel	July 9, 2009	Principal of the Adviser
Oktay Kurbanov	July 9, 2009	Principal of the Adviser
Lars Nielsen	July 9, 2009	Principal of the Adviser

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 13 of the Prospectus.

FUND SUMMARY: AQR SMALL CAP MOMENTUM FUND

INVESTMENT OBJECTIVE

The AQR Small Cap Momentum Fund (the “Fund”) seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class L
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	None
Redemption Fee (as a percentage of amount redeemed or exchanged, only within 60 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class L
Management Fee	0.35%
Distribution (12b-1) fee	None
Other Expenses[1]	0.50%

Total Annual Fund Operating Expenses	0.85%
Less: Fee Waiver and/or Expense Reimbursements[2]	0.20%

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements	0.65%

[1]	Other expenses are estimated for the current fiscal year.
[2]

The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than 0.65% for Class L Shares, exclusive, among other items, of interest, taxes, dividend expense, borrowing costs, acquired fund fees and expenses, interest expenses relating to short sales, and extraordinary expenses (the “Fee Waiver Agreement”). This arrangement will continue at least through May 1, 2011. The Fee Waiver Agreement may only be terminated with the consent of the Board, including a majority of the Trustees of the Trust who are not “interested persons” of the Trust within the meaning of the 1940 Act.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class L Shares	$66	$244

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 136% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund will invest primarily in equity or equity-related securities (including, but not limited to, exchange traded funds, equity index futures, and depositary receipts) of small cap companies traded on a principal U.S. exchange or over-the-counter market that the Adviser determines to have positive Momentum. The Adviser considers a security to have positive Momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe (as described below) at the time of purchase. In assessing positive Momentum, the Adviser may also consider additional factors, such as the security’s return over the most recent month and other time periods. The criteria the Adviser uses for determining positive Momentum may change from time to time.

The Adviser uses a market capitalization approach to weight the securities in the Fund’s portfolio. In general, this means that a security’s weight in the portfolio at the time of purchase will be proportional to its market capitalization relative to the other securities in the portfolio. Under normal market circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in small cap U.S. companies. As of the date of this Prospectus, the Adviser considers small-cap U.S. companies to be those companies in the bottom 10% of total market capitalization of all publicly offered U.S. companies in terms of market capitalization, or that are smaller than the 1000th largest U.S. company, whichever is larger. The Adviser considers small cap U.S. companies to be those companies that typically have less than $1.5 billion in market capitalization. The Adviser will periodically review this threshold and make adjustments as necessary.

The Fund is expected to have annual turnover in excess of 100%. In light of this high level of turnover, the Adviser believes that effective management of transaction costs is essential. Transaction costs include commissions, bid-ask spreads, market impact and time delays (the time between the investment decision and implementation, during which a market may move for or against the Fund). The Adviser will seek to strike a balance between maintaining the desired exposure to positive Momentum while attempting to keep transaction costs reasonably low.

The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts and other types of equity-linked derivative instruments, as well as exchange-traded-funds and similar pooled investment vehicles to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to short-term investment funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

Common Stock Risk: Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Counterparty Risk: The Fund may enter into various types of derivative contracts. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Derivatives Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

High Portfolio Turnover Risk: To the extent that the Fund makes investments on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Momentum Style Risk: Investing in securities with positive Momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the Momentum style is out of favor, and during which the investment performance of a Fund using a Momentum strategy may suffer.

New Fund Risk: The Fund commenced operations on July 9, 2009. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders.

Securities Lending Risk: The Fund’s risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. In addition, the Fund is responsible for any loss that might result from its investment of the borrower’s collateral.

Small Cap Securities Risk: The Fund will invest its assets in the stocks of companies with smaller market capitalizations. While the Adviser believes these investments may provide significant potential for appreciation, they involve higher risks in some respects than do investments in stocks of larger companies. For example, prices of such stocks are often more volatile than prices of large-capitalization stocks. In addition, due to thin trading in some such stocks, an investment in these stocks may be more illiquid (i.e., harder to sell) than that of larger capitalization stocks. Smaller capitalization companies also fail more often than larger companies and may have more limited management and financial resources than larger companies.

PERFORMANCE INFORMATION

As the AQR Small Cap Momentum Fund commenced operations on July 9, 2009, full calendar year performance information is not available.

INVESTMENT MANAGER

The Fund’s investment manager is AQR Capital Management, LLC.

PORTFOLIO MANAGERS

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D	July 9, 2009	Managing and Founding Principal of the Adviser
Ronen Israel	July 9, 2009	Principal of the Adviser
Oktay Kurbanov	July 9, 2009	Principal of the Adviser
Lars Nielsen	July 9, 2009	Principal of the Adviser

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 13 of the Prospectus.

FUND SUMMARY: AQR INTERNATIONAL MOMENTUM FUND

INVESTMENT OBJECTIVE

The AQR International Momentum Fund (the “Fund”) seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class L
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	None
Redemption Fee (as a percentage of amount redeemed or exchanged, only within 60 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class L
Management Fee	0.35%
Distribution (12b-1) fee	None
Other Expenses[1]	0.57%

Total Annual Fund Operating Expenses	0.92%
Less: Fee Waiver and/or Expense Reimbursements[2]	0.27%

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.65%

[1]	Other expenses are estimated for the current fiscal year.
[2]

The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than 0.65% for Class L Shares, exclusive, among other items, of interest, taxes, dividend expense, borrowing costs, acquired fund fees and expenses, interest relating to short sales, and extraordinary expenses (the “Fee Waiver Agreement”). This arrangement will continue at least through May 1, 2011. The Fee Waiver Agreement may only be terminated with the consent of the Board, including a majority of the Trustees of the Trust who are not “interested persons” of the Trust within the meaning of the 1940 Act.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class L Shares	$66	$257

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 160% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund will invest primarily in equity or equity-related securities (including, but not limited to, exchange traded funds, equity index futures, and depositary receipts) of non-U.S. companies that the Adviser determines to have positive Momentum. The Adviser considers a security to have positive Momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe (as described below) at the time of purchase. In assessing positive Momentum, the Adviser may also consider additional factors, such as the security’s return over the most recent month and other time periods. The criteria the Adviser uses for determining positive Momentum may change from time to time.

The Adviser uses a market capitalization approach to weight the securities in the Fund’s portfolio. In general, this means that a security’s weight in the portfolio at the time of purchase will be proportional to its market capitalization relative to the other securities in the portfolio.

The Fund’s investment universe consists of companies included in the MSCI World ex-US Index, or that will be admitted to the index within 180 days of purchase, as well as companies deemed by the Adviser to have similar characteristics. As of the date of this Prospectus, the Adviser considers the following 22 countries to be developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

The Fund is expected to have annual turnover in excess of 100%. In light of this high level of turnover, the Adviser believes that effective management of transaction costs is essential. Transaction costs include commissions, bid-ask spreads, market impact and time delays (the time between the investment decision and implementation, during which a market may move for or against the Fund). The Adviser will seek to strike a balance between maintaining the desired exposure to positive Momentum while attempting to keep transaction costs reasonably low.

The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts and other types of equity-linked derivative instruments, as well as exchange-traded-funds and similar pooled investment vehicles to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to short-term investment funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

Common Stock Risk: Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Counterparty Risk: The Fund may enter into various types of derivative contracts. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Derivatives Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

High Portfolio Turnover Risk: To the extent that the Fund makes investments on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Mid Cap Securities Risk: The prices of securities of mid cap companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large cap companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession.

Momentum Style Risk: Investing in securities with positive Momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the Momentum style is out of favor, and during which the investment performance of a Fund using a Momentum strategy may suffer.

New Fund Risk: The Fund commenced operations on July 9, 2009. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders.

Securities Lending Risk: The Fund’s risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. In addition, the Fund is responsible for any loss that might result from its investment of the borrower’s collateral.

PERFORMANCE INFORMATION

As the AQR International Momentum Fund commenced operations on July 9, 2009, full calendar year performance information is not available.

INVESTMENT MANAGER

The Fund’s investment manager is AQR Capital Management, LLC.

PORTFOLIO MANAGERS

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D	July 9, 2009	Managing and Founding Principal of the Adviser
Ronen Israel	July 9, 2009	Principal of the Adviser
Oktay Kurbanov	July 9, 2009	Principal of the Adviser
Lars Nielsen	July 9, 2009	Principal of the Adviser

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 13 of the Prospectus.

IMPORTANT ADDITIONAL INFORMATION

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem Class L shares of each Fund each day the NYSE is open. To purchase or redeem shares you should contact your financial intermediary, or, if you hold your shares through the Fund, you should contact the Fund by phone at 1-866-290-2688, by mail (c/o AQR Funds, P.O. Box 2248, Denver, CO 80201-2248), or by the Internet at www.aqrfunds.com. Each Fund’s initial and subsequent investment minimums for Class L Shares generally are as follows.

Class L Shares
Minimum Initial Investment	$5,000 for all accounts except shareholders investing through certain tax-qualified retirement plans or wrap fee programs may be subject to lower or no minimums.
Minimum Subsequent Investment	$100 for all accounts except shareholders investing through certain tax-qualified retirement plans or wrap fee programs may be subject to lower or no minimums.

TAX INFORMATION

Each Fund’s dividends and distributions may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax deferred arrangements.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of a Fund through a broker-dealer or other financial intermediary, the Fund and the Adviser, or its affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

DETAILS ABOUT THE AQR MOMENTUM FUND

INVESTMENT OBJECTIVE

The AQR Momentum Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will invest primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, and depositary receipts) of large and mid-sized companies traded on a principal U.S. exchange or over-the-counter market that the Adviser determines to have positive Momentum. The Adviser considers a security to have positive Momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe at the time of purchase. In assessing positive Momentum, the Adviser may also consider additional factors, such as the security’s return over the most recent month and other time periods. The criteria the Adviser uses for determining positive Momentum may change from time to time.

As of the date of this Prospectus, the Adviser considers the Fund’s universe to be those large and mid-cap U.S. companies that are in the top 90% of all publicly offered U.S. companies in terms of market capitalization, or those that are larger than the 1000 largest U.S. company, whichever is larger. As of March 31, 2010, the Adviser considers large cap U.S. companies to be those companies that typically have at least $5 billion in market capitalization, and mid cap U.S. companies to be those companies that typically have between $1.5 billion and $5 billion in market capitalization. The Adviser will periodically review these thresholds and make adjustments as necessary.

The Adviser uses a market capitalization approach to weight the securities in the Fund’s portfolio. In general, this means that a security’s weight in the portfolio at the time of purchase will be proportional to its market capitalization relative to the other securities in the portfolio. The Adviser expects to rebalance the portfolio no less than quarterly, at which time the Adviser will consider which securities are eligible for inclusion in the portfolio by virtue of their capitalization and positive Momentum.

The Fund is expected to have annual turnover in excess of 100%. In light of this high level of turnover, the Adviser believes that effective management of transaction costs is essential. Transaction costs include commissions, bid-ask spreads, market impact and time delays (the time between the investment decision and implementation, during which a market may move for or against the Fund). The Adviser employs an optimization process and a number of sophisticated trading techniques in an effort to keep trading costs for the Fund reasonably low.

In order to manage transaction costs, the Adviser does not intend to rebalance the Fund’s portfolio mechanically or to purchase and sell exclusively those securities defined by the eligibility criteria described above. The Adviser will seek to maintain flexibility to trade opportunistically in order to strike a balance between maintaining the desired exposure to positive Momentum while attempting to keep transaction costs reasonably low.

The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts and other types of equity-linked derivative instruments, as well as exchange-traded-funds and similar pooled investment vehicles to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to short-term investment funds.

DETAILS ABOUT THE AQR SMALL CAP MOMENTUM FUND

INVESTMENT OBJECTIVE

The AQR Small Cap Momentum Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will invest primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, and depositary receipts) of small cap companies traded on a principal U.S. exchange or over-the counter market that the Adviser determines to have positive Momentum. The Adviser considers a security to have positive Momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe at the time of purchase. In assessing positive Momentum, the Adviser may also consider additional factors, such as the security’s return over the most recent month and other time periods. The criteria the Adviser uses for determining positive Momentum may change from time to time.

Under normal market circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in small cap U.S. companies. As of the date of this Prospectus, the Adviser considers the Fund’s universe to be those small cap U.S. companies that are in the bottom 10% of total market capitalization of all publicly offered U.S. companies in terms of market capitalization, or that are smaller than the 1000 largest U.S. company, whichever is larger. As of March 31, 2010, the Adviser considers small cap U.S. companies to be those companies that typically have less than $1.5 billion in market capitalization. The Adviser will periodically review this threshold and make adjustments as necessary.

The Adviser uses a market capitalization approach to weight the securities in the Fund’s portfolio. In general, this means that a security’s weight in the Fund’s portfolio at the time of purchase will be proportional to its market capitalization relative to the other securities in the portfolio. The Adviser expects to rebalance the Fund’s portfolio no less than quarterly, at which time the Adviser will consider which securities are eligible for inclusion in the portfolio by virtue of their capitalization and positive Momentum.

The Fund is expected to have annual turnover in excess of 100%. In light of this high level of turnover, the Adviser believes that effective management of transaction costs is essential. Transaction costs include commissions, bid-ask spreads, market impact and time delays (the time between the investment decision and implementation, during which a market may move for or against the Fund). The Adviser employs an optimization process and a number of sophisticated trading techniques in an effort to keep trading costs for the Fund reasonably low.

In order to manage transaction costs, the Adviser does not intend to rebalance the Fund’s portfolio mechanically or to purchase and sell exclusively those securities defined by the eligibility criteria described above. The Adviser will seek to maintain flexibility to trade opportunistically in order to strike a balance between maintaining the desired exposure to positive Momentum while attempting to keep transaction costs reasonably low.

The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts and other types of equity-linked derivative instruments, as well as exchange-traded-funds and similar pooled investment vehicles to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to short-term investment funds.

DETAILS ABOUT THE AQR INTERNATIONAL MOMENTUM FUND

INVESTMENT OBJECTIVE

The AQR International Momentum Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will invest primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps, and depositary receipts) of non-U.S. companies that the Adviser determines to have positive Momentum. The Adviser considers a security to have positive Momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe at the time of purchase. In assessing positive Momentum, the Adviser may also consider additional factors, such as the security’s return over the most recent month and other time periods. The criteria the Adviser uses for determining positive Momentum may change from time to time.

The Fund’s investment universe consists of companies included in the MSCI World ex-US Index, or those that will be admitted to the index within 180 days of purchase, as well as companies deemed by the Adviser to have similar characteristics. The MSCI World ex-US Index is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets.

The Fund will generally invest only in developed markets outside the U.S. As of the date of this Prospectus, the Adviser considers the following 22 countries to be developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

The Adviser uses a market capitalization approach to weight the securities in the Fund’s portfolio. In general, this means that a security’s weight in the portfolio at the time of purchase will be proportional to its market capitalization relative to the other securities in the portfolio. The Adviser expects to rebalance the portfolio no less than quarterly, at which time the Adviser will consider which securities are eligible for inclusion in the portfolio by virtue of their capitalization and positive Momentum.

The Fund is expected to have annual turnover in excess of 100%. In light of this high level of turnover, the Adviser believes that effective management of transaction costs is essential. Transaction costs include commissions, bid-ask spreads, market impact and time delays (the time between the investment decision and implementation, during which a market may move for or against the Fund). The Adviser employs an optimization process and a number of sophisticated trading techniques in an effort to keep trading costs for the Fund reasonably low.

In order to manage transaction costs, the Adviser does not intend to rebalance the Fund’s portfolio mechanically or to purchase and sell exclusively those securities defined by the eligibility criteria described above. The Adviser will seek to maintain flexibility to trade opportunistically so as to strike the appropriate balance between maintaining the desired exposure to positive Momentum while attempting to keep transaction costs reasonably low.

The Fund may invest in or use financial futures, currency forward contracts and other types of equity-linked derivative instruments, as well as exchange-traded-funds and similar pooled investment vehicles to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to short-term investment funds.

HOW THE FUNDS PURSUE THEIR

INVESTMENT OBJECTIVES

INVESTMENT TECHNIQUES

In addition to the principal investment strategies described above, each of the Funds may employ the following technique in pursuing their investment objectives.

Securities Lending. To attempt to increase its income or total return, a Fund may lend its portfolio securities to certain types of eligible borrowers. A Fund may lend its portfolio securities to certain types of eligible borrowers in amounts up to 33 1/3% of its total assets, which may include collateral. Each loan will be secured continuously by collateral in the form of cash, high quality money market instruments or securities issued by the U.S. government or its agencies or instrumentalities. Collateral will be received and maintained by a Fund’s custodian concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of a Fund. A Fund has a right to call a loan at any time and require the borrower to redeliver the borrowed securities to the Fund within the settlement time specified in the loan agreement or be subject to a “buy in”. A Fund will generally not have the right to vote securities while they are being loaned, but it is expected that the Adviser or Sub-Adviser, as applicable, will call a loan in anticipation of any important vote. Securities lending will be conducted by a securities lending agent approved by the Trust’s Board of Trustees. The securities lending agent maintains a list of broker-dealers, banks or other institutions that it has determined to be creditworthy. A Fund will only enter into loan arrangements with borrowers on the approved list.

RISK FACTORS

All investments, including those in mutual funds, have risks, and no one investment is suitable for all investors. Each Fund is intended for long-term investors. Your investment may be subject to the risks described below if you invest in a Fund, based on the risks identified for a particular Fund in that Fund’s description above.

Common Stock Risk (all Funds): Each Fund invests significantly in common stocks, which are a type of equity security that represents an ownership interest in a corporation. Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company’s assets, including debt holders and preferred stockholders. Therefore, a Fund could lose money if a company in which it invests becomes financially distressed.

Counterparty Risk (all Funds): A Fund may enter into various types of derivative contracts as described below. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by a Fund.

Derivatives Risk (all Funds): The Adviser or Sub-Adviser may make use of futures, forwards, swaps and other forms of derivative contracts. In general, a derivative contract (including options, as described below) typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. The use of derivative instruments also exposes a Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts. Risks of these instruments include:

•	that interest rates, securities prices and currency markets will not move in the direction that the portfolio managers anticipate;

•	that prices of the instruments and the prices of underlying securities, interest rates or currencies they are designed to reflect do not move together as expected;

•	that the skills needed to use these strategies are different than those needed to select portfolio securities;

•

the possible absence of a liquid secondary market for any particular instrument and, for exchange-traded instruments, possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

•	that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited);

•	particularly in the case of privately-negotiated instruments, that the counterparty will not perform its obligations, which could leave a Fund worse off than if it had not entered into the position;

•

the inability to close out certain hedged positions to avoid adverse tax consequences, and the fact that some of these instruments, such as credit default swaps, may have uncertain tax implications for the Funds;

•

the fact that “speculative position limits” imposed by the Commodity Futures Trading Commission and certain futures exchanges on net long and short positions may require the Funds to limit or unravel positions in certain types of instruments; and

•	the high levels of volatility some of these instruments may exhibit, in some cases due to the high levels of leverage an investor may achieve with them.

Foreign Securities Risk (AQR International Momentum Fund): The Fund’s investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:

•

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Funds’ investments in securities denominated in a foreign currency or may widen existing losses. To the extent that the Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund’s net currency positions may expose it to risks independent of its securities positions.

•

Geographic Risk: If the Fund concentrates its investments in issuers located or doing business in any country or region, factors adversely affecting that country or region will affect the Fund’s net asset value more than would be the case if the Fund had made more geographically diverse investments. The economies and financial markets of certain regions, such as Latin America or Asia, can be highly interdependent and decline all at the same time.

•

Political/Economic Risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund’s foreign investments, potentially including expropriation and nationalization, confiscatory taxation, and the potential difficulty of repatriating funds to the United States.

•

Regulatory Risk: Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

•	Transaction Costs Risk: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

•

Use of Foreign Currency Forward Agreements: Foreign currency forward prices are influenced by, among other things, changes in balances of payments and trade, domestic and international rates of inflation, international trade restrictions and currency devaluations and revaluations. Investments in currency forward contracts may cause a Fund to maintain net short positions in any currency, including home country currency. In other words, the total value of short exposure to such currency (such as short spot and forward positions in such currency) may exceed the total value of long exposure to such currency (such as long individual equity positions, long spot and forward positions in such currency).

High Portfolio Turnover Risk (all Funds): To the extent that a Fund makes investments on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

Manager Risk (all funds): If a Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk (all Funds): Each Fund is subject to market risk, which is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Market risk applies to every Fund investment. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Mid Cap Securities Risk (AQR Momentum Fund, AQR International Momentum Fund). The prices of securities of mid cap companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large cap companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Mid cap companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. Securities of mid cap companies may underperform large cap companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Momentum Style Risk (all Funds): Investing in securities with positive Momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the Momentum style is out of favor, and during which the investment performance of a Fund using a Momentum strategy may suffer.

New Fund Risk (all Funds): Each Fund commenced operations on July 9, 2009. Accordingly, investors in a Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders.

Securities Lending Risk (all Funds): Each Fund is subject to securities lending risk. A Fund’s risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. In addition, each of the Funds is responsible for any loss that might result from its investment of the borrower’s collateral.

Small Cap Securities Risk (AQR Small Cap Momentum Fund): The Fund may invest its assets in the stocks of companies with smaller market capitalizations. While the Adviser and Sub-Adviser believe these investments may provide significant potential for appreciation, they involve higher risks in some respects than do investments in stocks of larger companies. For example, prices of such stocks are often more volatile than prices of large-capitalization stocks. In addition, due to thin trading in some such stocks, an investment in these stocks may be more illiquid (i.e., harder to sell) than that of larger capitalization stocks. Smaller capitalization companies also fail more often than larger companies and may have more limited management and financial resources than larger companies.

PORTFOLIO HOLDINGS DISCLOSURE

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information.

CHANGE IN OBJECTIVE

Each Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval. Shareholders will normally receive at least 30 days’ written notice of any change in a Fund’s investment objective.

MANAGEMENT OF THE FUNDS

AQR Funds is organized as a Delaware statutory trust (“Trust”). The Trust is governed by a Board of Trustees that is responsible for overseeing all business activities of the Trust.

The Funds’ Adviser is AQR Capital Management, LLC, a Delaware limited liability company formed in 1998. Subject to the overall authority of the Board of Trustees, the Adviser furnishes continuous investment supervision and management to the Funds’ portfolios and also furnishes office space, equipment, and management personnel. The Adviser’s address is Two Greenwich Plaza, 3rd Floor, Greenwich, CT 06830.

The Adviser is an investment management firm that employs a disciplined multi-asset, global research process. (AQR stands for Applied Quantitative Research.) Until the launch of the AQR Funds in January 2009, the Adviser’s investment products have been primarily provided through a limited set of collective investment vehicles and separate accounts that utilize all or a subset of the Adviser’s investment strategies. The Adviser also serves as a sub-adviser to several registered investment companies. These investment products range from aggressive, high volatility and market-neutral alternative strategies, to low volatility, more traditional benchmark-driven products. The Adviser and its affiliates had approximately $22 billion in assets under management as of December 31, 2009.

Investment decisions are made by the Adviser using a series of global asset allocation, arbitrage, and security selection models, and implemented using proprietary trading and risk-management systems. The Adviser believes that a systematic and disciplined process is essential to achieving long-term success in investment and risk management. The principals of the Adviser have been pursuing the research supporting this approach since the late 1980s, and have been implementing this approach in one form or another since 1993. The research conducted by principals and employees of the Adviser has been published in a variety of professional journals since 1991. Please see the Adviser’s website (www.aqr.com) for additional information regarding the published papers written by the Adviser’s principals and other personnel.

The Adviser’s founding principals, Clifford S. Asness, Ph.D., David G. Kabiller, CFA, Robert J. Krail, and John M. Liew, Ph.D., and several colleagues founded the Adviser in January 1998. Each of the Adviser’s founding principals was formerly at Goldman Sachs, & Co., where Mssrs. Asness, Krail, and Liew comprised the senior management of the Quantitative Research Group at Goldman Sachs Asset Management (GSAM). At GSAM, the team managed both traditional (managed relative to a benchmark) and non-traditional (managed seeking absolute returns) mandates. The founding principals formed the Adviser to build upon the success achieved at GSAM while enabling key professionals to devote a greater portion of their time to research and investment product development. The Adviser manages assets for institutional investors both in the United States and globally. The Adviser is based in Greenwich, Connecticut and employs approximately 190 people as of the date of this prospectus.

Each Fund pays an investment advisory fee to the Adviser for serving as investment adviser, as reflected below and expressed as a percentage of average daily net assets.

Fund
AQR Momentum Fund	0.25%
AQR Small Cap Momentum Fund	0.35%
AQR International Momentum Fund	0.35%

The Adviser has contractually agreed to reimburse the Class L Shares of each Fund to the extent that the annual ordinary operating expenses of each Fund’s Class L Shares, exclusive of certain expenses, exceed the following percentages of the average daily net assets of that class:

Fund
AQR Momentum Fund	0.49%
AQR Small Cap Momentum Fund	0.65%
AQR International Momentum Fund	0.65%

The expense limitation agreement is effective through May 1, 2011.

A discussion regarding the basis for the Board of Trustees’ approval of the Funds’ current Advisory Agreement with the Adviser is available in the Funds’ annual report to shareholders.

The Funds are managed by Messrs. Clifford S. Asness, Ph.D., Jacques A. Friedman, Ronen Israel, and Lars Nielsen.

Clifford S. Asness, Ph.D. is the Managing and Founding Principal of the Adviser. Prior to co-founding the Adviser in 1998, Dr. Asness was a Managing Director and Director of Quantitative Research for Goldman Sachs Asset Management. Dr. Asness holds a B.S. in Economics from the Wharton School and a B.S. in Engineering from the Moore School of Electrical Engineering at the University of Pennsylvania, as well as an M.B.A. and a Ph.D. in Finance from the University of Chicago.

Jacques A. Friedman is a Principal of the Adviser. Prior to joining the Adviser at its inception in 1998, he was an Associate in the Quantitative Research Group at Goldman Sachs Asset Management. Mr. Friedman holds a B.S. in Applied Mathematics from Brown University and an M.S. in Applied Mathematics from the University of Washington.

Ronen Israel is a Principal of the Adviser. Prior to joining the Adviser in 1999, he was a Senior Analyst at Quantitative Financial Strategies, Inc. Mr. Israel holds a B.S. in Economics from the Wharton School and a B.A.S. in Biomedical Science from the University of Pennsylvania, and an M.A. in Mathematics from Columbia University.

Lars Nielsen is a Principal of the Adviser. Prior to joining the Adviser in 2000, he was an Analyst in the Quantitative Research Group of Danske Invest. Mr. Nielsen holds a B.Sc. and a M.Sc. in Economics from the University of Copenhagen, Denmark.

Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Fund’s SAI.

From time to time, a manager, analyst, or other employee of the Adviser or any of their affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of the Adviser or any other person within the Adviser’s organization. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of a Fund.

The Adviser has developed the AQR Momentum Index, the AQR Small Cap Momentum Index and the AQR International Momentum Index (collectively, the “AQR Momentum Indices”), each of which has a methodology similar to that of the AQR Momentum Fund, AQR Small Cap Momentum Fund and the AQR International Momentum Fund, respectively. The AQR Momentum Index is a capitalization-weighted index designed to measure the performance of large and mid-cap U.S. stocks with positive momentum. The AQR Small Cap Momentum Index is a capitalization-weighted index designed to measure the performance of small-cap U.S. stocks with positive momentum and the AQR International Momentum Index is a capitalization-weighted index designed to measure the performance of stocks with positive momentum in developed markets outside of the U.S. You cannot invest directly in the AQR Momentum Indices. For details regarding the AQR Momentum Indices, please see www.aqrindex.com.

INVESTING WITH THE AQR FUNDS

The Funds are “no-load” mutual funds, which means that they do not impose any commission or sales charge when shares are purchased or sold. As discussed below, depending on the Fund, the Funds impose a 1% or 2% redemption fee on the proceeds from redemptions of shares held for 60 days or less.

The AQR Momentum Fund, AQR Small Cap Momentum Fund and the AQR International Momentum Fund offer only Class L Shares.

ELIGIBILITY TO BUY CLASS L SHARES

Each Fund’s Class L Shares are offered to members of the general public. Prior to investing, non-U.S. residents should consult a qualified tax and/or legal adviser about whether purchasing shares of a Fund is a suitable investment given legal and tax ramifications; some non-U.S. persons may not be permitted to invest in a Fund, depending on applicable laws and regulations.

The Funds reserve the right to refuse any request to purchase shares.

INVESTMENT MINIMUMS—CLASS L SHARES

The minimum initial account size is $5,000. The minimum subsequent investment amount for Class L Shares of the Funds is $100. Shareholders investing through certain tax-qualified retirement plans or wrap fee programs may be subject to lower or no minimums. For omnibus accounts that meet the minimum investment requirement, the Funds do not impose any minimum investment requirement for sub-accounts, although the firm holding omnibus accounts may impose its own minimum investment requirements. The Funds have the discretion to waive or reduce the above minimum investment requirements.

TYPES OF ACCOUNTS—CLASS L SHARES

You may set up your account in any of the following ways:

Individual or Joint Ownership. Individual accounts are owned by one person. Joint accounts can have two or more owners, and provide for rights of survivorship.

Gift or Transfer to a Minor (UGMA, UTMA). These gift or transfer accounts let you give money to a minor for any purpose. The gift is irrevocable and the minor gains control of the account once he/she reaches the age of majority. Your application should include the minor’s social security number.

Trust for Established Employee Benefit or Profit-Sharing Plan. The trust or plan must be established before you can open an account and you must include the date of establishment of the trust or plan on your application.

Business or Organization. You may invest money on behalf of a corporation, association, partnership or similar institution. You should include a certified resolution with your application that indicates which officers are authorized to act on behalf of the entity.

Retirement or Education. A qualified retirement account enables you to defer taxes on investment income and capital gains. Your contributions may be tax-deductible. For detailed information on the tax advantages and consequences of investing in individual retirement accounts (IRAs) and retirement plan accounts, please consult your tax advisor. The types of IRAs available to you are: Traditional IRA, Roth IRA, Rollover IRA, SIMPLE IRA, and Coverdell Education Savings Account (formerly called an Education IRA).

The IRA and Coverdell Education Savings Account custodian charges an annual maintenance fee (currently $15.00) per IRA or ESA holder.

The Funds may be used as an investment in other kinds of retirement plans, including, but not limited to, Keogh plans maintained by self-employed individuals or owner-employees, traditional pension plans, corporate profit-sharing and money purchase pension plans, section 403(b)(7) custodial tax-deferred annuity plans, other plans maintained by tax-exempt organizations, cash balance plans and any and all other types of retirement plans. All of these accounts need to be established by the plan’s trustee and the plan’s trustee should contact the Funds regarding the establishment of an investment relationship.

SHARE PRICE

Net Asset Value. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of that Fund, is called the Fund’s net asset value (“NAV”) per share. Each Fund’s NAV per share is computed as of the scheduled close of trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day during which the NYSE is open for trading (a Business Day). Each Fund determines an NAV per share for each class of its shares. If the NYSE closes at any other time, or if an emergency exists, transaction deadlines and NAV calculations may occur at different times. The NAV per share of a Fund is computed by dividing the total current value of the assets of the Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made.

Each Fund’s investments are generally valued at market value, as determined based on readily available market quotations. The Funds may use pricing services to obtain readily available market quotations. The Funds value debt securities maturing less than 61 days from the date of purchase at amortized cost, which approximates market value. Futures contracts are generally valued at the last quoted sales price on the application valuation date.

Foreign markets may be open at different times and on different days than the NYSE, meaning that the value of the Funds’ shares may change on days when shareholders are not able to buy or sell their shares. Foreign currencies, securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. (Eastern time).

Where market quotations are not readily available, or if an available market quotation is determined not to be reliable, a security will be valued based on its fair value as determined in accordance with the valuation procedures approved by the Board of Trustees. When a security’s fair value is determined, the valuation may differ depending on the valuation method used by the Trust’s Valuation Committee. Shareholders who purchase or redeem shares when the value of one or more securities in a Fund’s portfolio have been determined using fair valuation procedures may receive more or less shares or redemption proceeds than they would have if the securities had not been valued using the fair valuation procedures.

The Funds normally value equity securities and futures contracts primarily traded on North American, Central American, South American and Caribbean markets using market values as described above. However, the Funds have implemented and normally use fair value pricing on a daily basis for all equity securities that are not primarily traded on North American, Central American, South American and Caribbean markets because trading in these securities typically is completed at times that vary significantly from the closing of the NYSE. This fair value pricing process for foreign equity securities uses the quotations of an independent pricing service to value each such security unless (i) the pricing service does not provide prices for the security, in which event the Fund may use market value or fair value in accordance with the Trust’s Valuation Procedures or (ii) the Trust’s Valuation Sub-Committee determines that (a) a quote provided by the service does not accurately reflect the value of the security and (b) the use of another fair valuation methodology is appropriate. This policy is designed to help ensure that the Funds’ NAVs per share appropriately reflect their investments’ values at the time of pricing.

Futures contracts that are not primarily traded on North American, Central American, South American and Caribbean markets are normally valued at the settlement price of the exchange on which it is traded. If the Funds or the Adviser determine that the settlement price of the foreign exchange is not reliable, the futures contract will be valued based on its fair value as determined in accordance with the valuation procedures approved by the Board of Trustees.

You may obtain information as to the Fund’s NAV per share by visiting the Funds’ Web site at www.aqrfunds.com or by calling 1-866-290-2688.

GENERAL PURCHASING POLICIES

•

You may purchase a Fund’s Class L Shares at the NAV per share next determined following receipt of your purchase order in good order by the Fund or an authorized financial intermediary or other agent of the Fund. A purchase, exchange or redemption order is in “good order” when a Fund, its Distributor and/or its agent, receives all required information, including properly completed and signed documents. Financial intermediaries authorized to accept purchase orders on behalf of a Fund are responsible for timely transmitting those orders to the Fund.

•

You may purchase a Fund’s Class L Shares directly from the Fund or through certain financial intermediaries (and other intermediaries these firms may designate) without the imposition of any sales charges. See “How to Buy Class L Shares.”

•

Once a Fund accepts your purchase order, you may not cancel or revoke it; however, you may redeem the shares. A Fund is deemed to have received a purchase or redemption order when an authorized financial intermediary (or its authorized designee) receivers the order. A Fund may withhold redemption proceeds until it is reasonably satisfied it has received your payment. This confirmation process may take up to 10 days.

•	Each Fund reserves the right to cancel any purchase or exchange order it receives if the Trust believes that it is in the best interest of a Fund’s shareholders to do so.

GENERAL REDEMPTION POLICIES

•

You may redeem the Funds’ Class L Shares at the NAV per share next-determined following receipt of your redemption order in good order by the Fund or an authorized financial intermediary or other agent of the Fund.

•	The Funds cannot accept a redemption request that specifies a particular redemption date or price.

•	Once a Fund accepts your redemption order, you may not cancel or revoke it.

•

The Funds generally will transmit redemption proceeds within seven days after receipt of your redemption request. If you recently made a purchase, the Funds may withhold redemption proceeds until they are reasonably satisfied that they have received your payment. This confirmation process may take up to 10 days.

•

The Funds reserve the right at any time without prior notice to suspend, limit, modify or terminate any privilege, including the telephone exchange privilege, or its use in any manner by any person or class.

Redemption in Kind. The Funds generally intend to pay all redemptions in cash. Each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund’s NAV during any 90-day period for any one shareholder. Redemptions in excess of those amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of marketable securities. Brokerage costs may be incurred by a shareholder who receives securities and desires to convert them to cash.

Excessive and Short-Term Trading/Redemption Fee. The Funds are intended for long-term investment purposes, and thus purchases, redemptions and exchanges of Fund shares should be made with a view toward long-term investment objectives. Excessive trading, short-term trading and other abusive trading activities may be detrimental to a Fund and its long-term shareholders by disrupting portfolio management strategies, increasing brokerage and administrative cost, harming Fund performance and diluting the value of shares. Such trading may also require a Fund to sell securities to meet redemptions, which could cause taxable events that impact shareholders. If your investment horizon is not long-term, then you should not invest in the Funds.

The Board of Trustees has adopted policies and procedures that seek to discourage and not accommodate excessive or short-term trading activities. These policies and procedures include, among other things, use of fair value pricing of international securities, periodic review of shareholder trading activity, and the redemption fee policies described below.

The Board of Trustees has also adopted a redemption fee for Class L Shares of each Fund equal to 1.00% or 2.00% of the amount redeemed on shares held by the shareholder for 60 days or less, as indicated under “Fees and Expenses of the Fund” for each Fund. A new 60-day period begins with each acquisition of shares through a purchase or exchange. The redemption fee will be applied based on net assets at the time of the transaction. Any applicable redemption fee is paid directly to the Fund from which you redeem or exchange your shares in order to, among other things, offset the costs of buying and selling securities. The fee, which is intended to discourage short-term trading, more appropriately allocates expenses generated by short-term trading to short-term investors so that long-term investors do not subsidize the activities of short-term traders.

The Funds will seek to apply redemption fees as uniformly as possible. Where operational limitations restrict the ability of the Funds to impose redemption fees or apply certain exemptions from the fees, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of redemption fees will vary.

To the extent feasible, the following types of transactions will be exempt from redemption fees:

•	redemptions of shares purchased through the automatic reinvestment of dividend and capital gain distributions;

•	redemptions of shares to pay account-related fees;

•	redemptions of shares purchased through an automatic investment program or similar periodic investment plan;

•	redemptions of shares associated with the automatic rebalancing of an account;

•	redemptions of shares purchased as a result of an employer contribution to a qualified retirement plan account;

•	redemptions of shares from shareholder accounts liquidated for failure to meet the minimum investment requirement;

•	redemptions of shares from a shareholder account for which the identity of the shareholder could not be determined within reasonable time after the account was opened;

•	redemptions of shares pursuant to a systematic withdrawal plan or similar periodic withdrawal plan;

•	redemptions of shares as part of a loan or hardship withdrawal from a qualified plan;

•	redemptions of shares to repay a loan from a qualified retirement account;

•	redemptions of shares for payment of involuntary fees;

•	redemptions of shares as part of a required distribution from a qualified retirement plan or IRA;

•	redemptions of shares upon the death or disability of an owner of record of an account; and

•	redemptions of shares issued to ReFlow Fund, LLC

•

any other involuntary redemptions and/or exchange transactions, including those required by law or regulation, a regulatory agency, a court order, or as a result of a liquidation of a Fund by the Board of Trustees.

Accounts exempt from the imposition of redemption fees are:

•	accounts held through omnibus and plan level retirement accounts for which third-party recordkeepers do not assess redemption fees on such accounts;

•	accounts that hold omnibus share positions for the dealer, and the underlying dealer customer accounts, for which the dealer does not assess redemption fees on such accounts;

•	accounts for which the beneficial owner is an asset allocation fund or funds (or similar pooled investment vehicle) that rebalances no more frequently than quarterly; and

•	wrap fee program accounts for which the program sponsor has entered into a form of fee waiver agreement with the Funds.

In addition, the Funds reserve the right to waive the redemption fees in certain limited circumstances where the Funds determine the transaction does not pose the risks that the Funds’ policies and procedures are designed to mitigate. Such waivers are subject to the advance written approval of two officers of the Funds and are reported to the Board of Trustees.

Despite the Funds’ efforts to detect and prevent abusive trading activity, there can be no assurance that the Funds will be able to identify all of those who may engage in abusive trading and curtail their activity in every instance. In particular, it may be difficult to curtail such activity in certain omnibus accounts and other accounts traded through intermediaries, despite arrangements the Funds have entered into with the intermediaries to provide access to account level trading information. Omnibus accounts are comprised of multiple investors whose purchases, exchanges and redemptions are aggregated before being submitted to the Funds.

OTHER POLICIES

No Certificates. The issuance of shares is recorded electronically on the books of the Funds. You will receive a confirmation of, or account statement reflecting, each new transaction in your account, which will also show the total number of shares of each Fund you own. You can rely on these statements in lieu of certificates. The Funds do not issue certificates representing shares of the Funds.

Frozen Accounts. The Funds may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Small Account Policy. Each of the Funds reserve the right, upon 60 days’ written notice, to redeem, at net asset value, the shares of any shareholder whose account has a value of less than $5,000 in a Fund, other than as a result of a decline in the net asset value per share. This policy will not be implemented where the Fund has previously waived the minimum investment requirement for that shareholder.

Before a Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account to at least $5,000 before the redemption is processed. As a sale of your Fund shares, this redemption may have tax consequences.

HOW TO BUY CLASS L SHARES

HOW TO BUY SHARES

You can open an account and make an initial purchase of shares of the Funds directly from the Funds or through certain financial intermediaries that have entered into appropriate arrangements with the Funds’ Distributor, ALPS Distributors, Inc.

To open an account and make an initial purchase directly with the Funds, you can mail a check or other negotiable bank draft (payable to AQR Funds) in the applicable minimum amount, along with a completed and signed Account Application, to AQR Funds, AQR Funds, P.O. Box 2248, Denver, CO 80201-2248. To obtain an Account Application, call 1-866-290-2688 or download one from www.aqrfunds.com. A completed Account Application must include your valid taxpayer identification number. You may be subject to penalties if you falsify information with respect to your tax identification number.

Payment must be in U.S. dollars by a check drawn on a bank in the United States, wire transfer or electronic transfer. The Funds will not accept cash, traveler’s checks, starter checks, money orders, third party checks (except for properly endorsed IRA rollover checks), checks drawn on foreign banks or checks issued by credit card companies or Internet-based companies. Shares purchased by checks that are returned will be canceled and you will be liable for any losses or fees incurred by the Fund or its agents, including bank handling charges for returned checks.

You may also purchase Fund shares by wire transfer from your bank account to your Fund account. To place a purchase by wire, please call 1-866-290-2688 for more information.

After you have opened an account, you can make subsequent purchases of shares of the Funds through your financial intermediary or directly from the Funds, depending on where your account is established. To purchase shares directly by mail, send your instruction and a check to AQR Funds at AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Depending upon the terms of your account, you may pay account fees for services provided in connection with your investment in a Fund. The Funds have authorized certain financial intermediaries (such as broker-dealers, investment advisors or financial institutions) to accept purchase and redemption orders on behalf of the Funds. These financial intermediaries may charge their customers a transaction or service fee. The Funds or your financial intermediary can provide you with information about these services and charges. You should read this prospectus in conjunction with any such information you receive.

AUTOMATIC INVESTMENT PLAN:

The Funds offer an Automatic Investment Plan for current and prospective investors in which you may make monthly investments in one or more of the Funds. Sums for investment will be automatically withdrawn from your checking or savings account on the day you specify. If you do not specify a day, the transaction will occur on the 20th of each month or the next Business Day if the 20th is not a Business Day. Please call 1-866-290-2688 if you would like more information.

CUSTOMER IDENTIFICATION PROGRAM

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social Security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

The Funds and their agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

eDELIVERY

eDelivery allows you to receive your quarterly account statements, transaction confirmations and other important information concerning your investment in the Funds online. Select this option on your account application to receive email notifications when quarterly statements and confirmations are available for you to view via secure online access. You will also receive emails whenever a new prospectus, semi-annual or annual fund report is available. To establish eDelivery, call 1-866-290-2688 or visit www.aqrfunds.com.

HOW TO REDEEM CLASS L SHARES

You may normally redeem your shares on any Business Day, i.e., any day during which the NYSE is open for trading. Redemptions of Class L Shares are priced at the NAV per share next determined after receipt of a redemption request in good order by the Funds’ Distributor, the Funds or an authorized agent of the Funds, and subject to the redemption fee if the shares have been held for 60 days or less. A financial intermediary may charge its customers a transaction or service fee in connection with redemptions, and will have its own procedures for arranging for redemptions of the Funds’ shares. If you have purchased your Fund shares through a financial intermediary, consult your intermediary for more information.

None of the Funds, the Adviser, the Distributor and the Transfer Agent of the Funds, nor any of their affiliates or agents will be liable for any loss, expense or cost when acting upon any oral, wired or electronically transmitted instructions or inquiries believed by them to be genuine.

While precautions will be taken, as more fully described below, you bear the risk of any loss as the result of unauthorized telephone redemptions or exchanges believed to be genuine. The Funds will employ reasonable procedures to confirm that instructions communicated are genuine. These procedures include recording phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and sending redemption proceeds only to the address of record or to a previously authorized bank account.

BY TELEPHONE

You may redeem your shares by telephone if you choose that option on your Account Application. If you did not originally select the telephone option, you must provide written instructions to the Funds in order to add this option. The maximum amount that may be redeemed by telephone at any one time is $50,000. You may have the proceeds mailed to your address of record or wired to a bank account previously designated on the Account Application.

BY MAIL

To redeem by mail, you must send a written request for redemption to the Funds, AQR Funds, P.O. Box 2248, Denver, CO 80201-2248. The Funds’ Transfer Agent will require a Medallion Signature Guarantee. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that are not participating in one of these programs are not accepted as Medallion Signature Guarantees. The Medallion Signature Guarantee requirement will be waived if all of the following conditions apply (1) the redemption check is payable to the shareholder(s) of record, (2) the redemption check is mailed to the shareholder(s) at the address of record, (3) an application is on file with the Transfer Agent, and (4) the proceeds of the redemption are $50,000 or less. The Transfer Agent cannot send an overnight package to a post office box.

BY SYSTEMATIC WITHDRAWAL

You may elect to have monthly electronic transfers ($250 minimum) made to your bank account from your Funds account. Your Funds account must have a minimum balance of $10,000 and automatically have all dividends and capital gains reinvested. The transfer will be made on the Business Day you specify (or the next Business Day) to your designated account or a check will be mailed to your address of record. If you do not specify a day, the transfer will be made on the 20th day of each month or the next Business Day if the 20th is not a Business Day.

RETIREMENT ACCOUNTS

To redeem shares from an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account, you must mail a completed and signed Distribution Form to the Funds. You may not redeem shares of an IRA, Roth IRA, SIMPLE IRA, SEPIRA, 403(b) or other retirement account by telephone or via the Internet.

PAYMENTS OF REDEMPTION PROCEEDS

Redemption orders are valued at the NAV per share next determined (subject to the redemption fee if applicable) after the shares are properly tendered for redemption, as described above. Payment for shares redeemed generally will be made within seven days after receipt of a valid request for redemption. The Funds may temporarily stop redeeming shares or delay payment of redemption proceeds when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Funds cannot sell shares or accurately determine the value of assets, or if the SEC orders the Funds to suspend redemptions or delay payment of redemption proceeds.

At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. If this is the case, the forwarding of proceeds may be delayed until payment has been collected for the purchase of the shares. The delay may last 15 days or more. The Funds intend to forward the redemption proceeds as soon as good payment for purchase orders has been received. This delay may be avoided if shares are purchased by wire transfer. The Funds intend to pay cash for all shares redeemed, except in cases noted above under the heading “General Redemption Policies,” in which case payment for certain large redemptions may be made wholly or partly in portfolio securities that have a market value equal to the redemption price. You may incur brokerage costs in converting the portfolio securities to cash.

By Check

You may have a check for the redemption proceeds mailed to your address of record. To change the address to which a redemption check is to be mailed, you must send a written request with a Medallion Signature Guarantee to the Funds, AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

By ACH Transfer

If your bank account is ACH active, you may have your redemption proceeds sent to your bank account via ACH transfer.

By Wire Transfer

You can arrange for the proceeds of a redemption to be sent by wire transfer to a single previously designated bank account if you have given authorization for expedited wire redemption on your Funds Account Application. This redemption option does not apply to shares held in broker “street name” accounts. If a request for a wire redemption is received by the Funds prior to the close of the NYSE, the shares will be redeemed that day at the next determined NAV, and the proceeds will generally be sent to the designated bank account the next Business Day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by the Funds for up to seven days if deemed appropriate under then current market conditions. Redeeming shareholders will be notified if a delay in transmitting proceeds is anticipated. The Funds cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. You are responsible for any charges imposed by your bank. The Funds reserve the right to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until the shares have been owned (i.e., paid for) for at least 15 days. To change the name of the single bank account designated to receive wire redemption proceeds, you must send a written request with a Medallion Signature Guarantee to the Funds, AQR Funds, P.O. Box 2248, Denver, CO 80201-2248. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 will be charged by the Funds.

SHAREHOLDER SERVICES AGREEMENT

The Trust has entered into a Shareholder Services Agreement with respect to its Class L Shares. Under the Shareholder Services Agreement, the Funds pay the Adviser a fee for providing or arranging for the provision of certain services to shareholders of each Fund of up to 0.15% annually of the Fund’s average daily net assets for Class L Shares.

CERTAIN ADDITIONAL PAYMENTS

The Funds also may enter into agreements with certain intermediaries under which the Funds make payments to the intermediaries in recognition of the avoided transfer agency costs to the Funds associated with the intermediaries’ maintenance of customer accounts. Payments made under such agreements are generally based on either (1) a percentage of the average daily net asset of customers serviced by the intermediary, up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such intermediary. These payments are in addition to other payments described in this prospectus, such as payments under the Shareholder Servicing Plan.

The Adviser (or an affiliate) also may make additional payments out of its own resources to certain intermediaries or their affiliates based on sales or assets attributable to the intermediary, or such other criteria agreed to by the Adviser in connection with the sale or distribution of the Funds’ shares. The Adviser selects the intermediaries to which it or its affiliate makes payments. These additional payments to intermediaries, which are sometimes referred to as “revenue sharing” payments, may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend the Fund or a share class of the Fund over others offered by competing fund families. Ask your investment professional for more information.

The Adviser and the Funds’ Distributor may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

Each Fund distributes to its shareholders substantially all net investment income as dividends and any net capital gains realized from sales of the Fund’s portfolio securities. Each of the Funds expects to declare and pay dividends annually. Net realized long-term capital gains, if any, are paid to shareholders at least annually.

All of your income dividends and capital gain distributions will be reinvested in additional shares unless you elect to have distributions paid by check. If any check from a Fund mailed to you is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in additional Fund shares.

TAXES

The following discussion of U.S. and non-U.S. taxation applies only to U.S. shareholders and is not intended to be a full discussion of income tax laws and their effect. You may wish to consult your own tax advisor.

Taxes on Transactions. When you redeem shares, you will experience a capital gain or loss if there is a difference between the tax basis of your shares and the price you receive when you redeem them. The federal tax treatment will depend on how long you owned the shares and your individual tax position. Any loss recognized on shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. You may be subject to state and local taxes on your investment in a Fund, depending on the laws of your home state or locality.

Exchanges. If you perform an exchange transaction, it is considered a sale and purchase of shares for federal income tax purposes and may result in a capital gain or loss.

Distributions. Distributions from investment income (dividends) and net short-term capital gains are taxable as ordinary income except as noted below. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time you have held your Fund shares. Although a Fund will not be taxed on amounts it distributes, distributions will be taxable to you whether received in cash or reinvested in Fund shares, unless you hold your Fund shares in an individual retirement account or other tax-deferred account. These accounts are subject to complex tax rules and you should consult your tax advisor about which tax rules will apply to your investment.

The Trust will send you an annual statement to advise you as to the source of your distributions for tax purposes.

Taxes on Distributions. Distributions are subject to federal income tax, and may be subject to state or local taxes. If you are a U.S. citizen residing outside the U.S., your distributions also may be taxed by the country in which you reside. Your distributions are taxable whether you take them in cash or reinvest them in additional shares.

For federal tax purposes, a Fund’s income and short-term capital gain distributions are taxed as ordinary income and long-term capital gain distributions are taxed as long-term capital gains, except that “qualified dividend income” of noncorporate investors who satisfy certain holding period requirements is taxed at long-term capital gain rates, which currently reach a maximum of 15%. The 15% maximum rate for long-term capital gains is scheduled to expire at the end of 2010. After 2010, the capital gains rate is scheduled to increase to 20% and income from dividends would be taxed as ordinary income. The character of a capital gain depends on the length of time that the Fund held the asset it sold.

Recent legislation will impose, beginning in 2013, a new 3.8% Medicare contribution tax on net investment income, including interest, dividends, and capital gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly), and of estates and trusts.

Every January, each of your Funds will send you and the IRS a statement called Form 1099 showing the amount of taxable distributions you received (including those reinvested in additional shares) in the previous calendar year.

Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by the fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. The 3.8% Medicare contribution tax (discussed above) will apply to gains from the sale or exchange of Fund shares.

Average Cost Calculation. Each shareholder is responsible for tax reporting and Fund share cost calculation. To facilitate your tax reporting, each Fund provides you with an average cost statement with your 1099 tax form. This average cost statement is based on transaction activity in an account for the period during which you held the account directly with the Fund.

Buying Into a Distribution. Purchasing a Fund’s shares in a taxable account shortly before a distribution by the Fund is sometimes called “buying into a distribution.” You pay income taxes on a distribution whether you reinvest the distribution in shares of the Fund or receive it in cash. In addition, you pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought shares of the Fund.

A Fund may build up capital gains during the period covered by a distribution (over the course of the year, for example) when securities in the Fund’s portfolio are sold at a profit. After subtracting any capital losses, the Fund distributes those gains to you and other shareholders, even if you did not own the shares when the gains occurred (if you did not hold the Fund earlier in the year, for example), and you incur the full tax liability on the distribution.

Non-U.S. Income Taxes. Investment income received by a Fund from sources within non-U.S. countries may be subject to non-U.S. income taxes withheld at the source. If a Fund pays nonrefundable taxes to non-U.S. countries during the year, the taxes will reduce the Fund’s return. However, if a Fund qualifies for, and makes, a special election, such non-U.S. taxes paid by the Fund will be included as an amount deemed distributed to shareholders as taxable income, and you may be able to claim an offsetting credit or deduction on your tax return for your share of these non-U.S. taxes.

Backup Withholding. You must furnish to the Funds your properly certified social security or other tax identification number to avoid Federal income tax backup withholding on dividends, distributions and redemption proceeds. If you do not do so or the IRS informs the Fund that your tax identification number is incorrect, the Fund may be required to withhold a percentage (currently 28%) of your taxable distributions and redemption proceeds. Because each Fund must promptly pay to the IRS all amounts withheld, it is usually not possible for a Fund to reimburse you for amounts withheld. You may claim the amount withheld as a credit on your federal income tax return.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for each share class for each of the periods. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the representative Fund’s annual report, which is available upon request.

	AQR Momentum Fund Class L†	AQR Small Cap Momentum Fund Class L†	AQR International Momentum Fund Class L†
	7/9/09[1] to 12/31/09

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.00	$10.00	$10.00

Net investment income[2]	0.07	0.04	0.04
Net realized and unrealized gain	2.48	2.06	2.26

Net increase in net assets value from operations	2.55	2.10	2.30

Less Distributions:
Distributions from net investment income	(0.05)	(0.03)	(0.09)
Distributions from net realized gains	(0.31)	(0.67)	(0.23)

Total Distributions	(0.36)	(0.70)	(0.32)

Net asset value, end of period	$12.19	$11.40	$11.98

TOTAL RETURN[3]	25.58%	21.24%	23.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period	$6,932,575	$3,239,605	$29,762,053
Ratios to average net assets of:[4]
Expenses, net of reimbursements and/or waivers	0.49%	0.65%	0.65%
Expenses, before reimbursements and/or waivers	5.08%	7.53%	2.22%
Net investment income	1.23%	0.65%	0.63%
Portfolio turnover rate[5]	163%	136%	160%

†	Redemption fees of less than $0.005 per share were incurred by each share class.
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

[4]	Annualized.
[5]	Portfolio turnover is not annualized.

GLOSSARY OF TERMS

The following is a glossary of terms used throughout this prospectus and their definitions. This glossary is set forth solely for reference purposes. The terms summarized or referenced in this glossary are qualified in their entirety by the prospectus itself.

1940 Act	the Investment Company Act of 1940, as amended

Adviser	AQR Capital Management, LLC

Advisory Agreement	the Investment Advisory Agreement dated December 4, 2008 under which the Adviser serves as investment adviser to the AQR Funds

Board of Trustees	the Board of Trustees of the AQR Funds or any duly authorized committee thereof, as permitted by applicable law

Business day	each day during which the NYSE is open for trading

Code	the Internal Revenue Code of 1986, as amended

Distributor	ALPS Distributors, Inc

Good order	A purchase, exchange or redemption order is in “good order” when a Fund, its Distributor and/or its agent, receives all required information, including properly completed and signed documents.

IRS	the Internal Revenue Service

MSCI World ex-US Index	The MSCI World ex-US Total Return Index with Net Dividends Unhedged in U.S. Dollars, a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, excluding the United States

Momentum	The Adviser considers a security to have positive Momentum primarily if it has a return over the prior twelve months that ranks in the tip third of its relevant universe at the time of purchase. In assessing positive Momentum, the Adviser may also consider additional factors, such as the security’s return over the most recent month and other time periods. The criteria the Adviser uses for determining positive Momentum may change from time to time

Mutual fund	an investment company registered under the 1940 Act that pools the money of many investors and invests it in a variety of securities in an effort to achieve a specific objective over time

NAV	the net asset value of a particular Fund

NYSE	the New York Stock Exchange

SEC	U.S. Securities and Exchange Commission

Total return	the percentage change, over a specified time period, in a mutual fund’s NAV, assuming the reinvestment of all distributions of dividends and capital gains

Transfer Agent	ALPS Fund Services, Inc

Trust	AQR Funds, a Delaware statutory trust

You may wish to read the Statement of Additional Information for more information about the Funds. The Statement of Additional Information is incorporated by reference into this prospectus, which means that it is considered to be part of this prospectus.

You may obtain free copies of the Funds’ Statement of Additional Information, request other information, and discuss your questions about the Funds by writing or calling:

AQR Funds

P.O. Box 2248

Denver, CO 80201-2248

(866) 290-2688

The requested documents will be sent within three business days of your request.

You may also obtain the Funds’ Statement of Additional Information, along with other information, free of charge, by visiting the Funds’ Web site at www.aqrfunds.com.

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Fund documents may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

AQR FUNDS

Investment Company Act File No.: 811-22235

AQR FUNDS

PRIVACY NOTICE FOR INDIVIDUAL SHAREHOLDERS

The AQR Funds Trust (the “Trust”) is committed to protecting your privacy. We are providing you with this privacy notice to inform you of how we handle your personal information that we collect and may disclose to our affiliates. If the Trust changes its information practices, we will provide you with notice of any material changes. This privacy policy supersedes any of our previous policies relating to the information you disclose to us.

Why this Privacy Policy Applies to You

You obtained a financial product or service from or through us for personal, family or household purposes when you opened a shareholder account with the Trust, and are therefore covered by this privacy policy.

What We do to Protect Your Personal Information

We protect personal information provided to us by our individual shareholders according to strict standards of security and confidentiality. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard consumer information. We permit only authorized individuals, who are trained in the proper handling of individual shareholder information and need to access this information to do their job, to have access to this information.

Personal Information that We Collect and May Disclose

As part of providing you with the Trust’s products and services, we may obtain nonpublic personal information about you from the following sources:

•	Information we receive from you on subscription applications or other forms, such as your name, address, telephone number, Social Security number, occupation, assets and income;

•	Information about your transactions with us, such as your account balances, payment history and account activity; and

•	Information from public records we may access in the ordinary course of business.

When We May Disclose Your Personal Information to Unaffiliated Third Parties

We will only share your personal information collected, as described above, with unaffiliated third parties:

•	At your request;

•

When you authorize us to process or service a transaction or product (unaffiliated third parties in this instance may include service providers such as the Trust’s distributors, registrar and transfer agent for shareholder transactions, and other parties providing individual shareholder servicing, accounting and recordkeeping services);

•

With companies that perform sales and marketing services on our behalf with whom we have agreements to protect the confidentiality of your information and to use the information only for the purposes for which we disclose the information to them; or

•	When required by law to disclose such information to appropriate authorities.

We do not otherwise provide information about you to outside firms, organizations or individuals except to our attorneys, accountants and auditors and as permitted by law.

What We do with Personal Information about Our Former Customers

If you decide to discontinue doing business with us, the Trust will continue to adhere to this privacy policy with respect to the information we have in our possession about you and your account following the termination of our shareholder relationship.